Financial instruments and fair values (Details Narrative) kr in Thousands				6 Months Ended			12 Months Ended
	Jun. 30, 2026 SEK (kr) $ / shares shares	Jun. 09, 2026 $ / shares	Jun. 09, 2026 SEK (kr)	Jun. 30, 2026 SEK (kr) $ / shares shares	Jun. 30, 2026 SEK (kr) shares	Jun. 30, 2025 SEK (kr)	Dec. 31, 2025 SEK (kr)	Jun. 09, 2026 SEK (kr) shares	May 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Description of loans and borrowings						AS, a subsidiary of Einride, obtained a term loan facility from Pareto Bank ASA for a principal amount of NOK 18 million. This loan has a maturity period of four years, with repayments structured over 16 quarterly periods, involving quarterly principal amortization of NOK 1 million (NOK 4 million annually). The interest rate is variable, set at NIBOR 3M plus a margin of 5%, and is reviewed and updated at the inception of each quarter	AS, a subsidiary of Einride, obtained a term loan facility from Pareto Bank ASA for a principal amount of NOK 18 million. This loan has a maturity period of four years, with repayments structured over 16 quarterly periods, involving quarterly principal amortization of NOK 1 million (NOK 4 million annually). The interest rate is variable, set at NIBOR 3M plus a margin of 5%, and is reviewed and updated at the inception of each quarter. A lending fee of NOK 355 thousand was incurred at the loan’s inception and the effective interest rate at the start date was 9.53%. The facility is secured by a guarantee from Einride for NOK 5 million and by a pledge over Einride Norway AS’s operating assets and the specific trucks purchased with the loan proceeds, valued at NOK 20 million
Purchase of electric trucks					kr 33,906
Aggregate level of repayment	43.50%			43.50%	43.50%
Effective interest rate minimum					5.26%
Effective interest rate maximum					5.36%
Principal repayments					kr 1,661
Interest expenses					442
Principal amount									kr 240,297
Issued capital for converible promissory note					kr 240,297	kr 797,832	kr 797,808
Volatility					37.00%
Warrant exchange rstio					The investor is entitled to ordinary shares at a ratio of 3.15 for each warrant.
Warrant liability contract description			The Company also granted the investors contractual rights to receive (i) up to 6,117,710 Additional Warrants, if on June 9, 2028 the investor still beneficially owns a specified number of ADSs, and (ii) a variable number of Reset Warrants, if the volume-weighted average price (“VWAP”) of the ADSs on the reset measurement date described below is less than USD 10.90, in each case with terms substantially identical to the PIPE Warrants.
Gross proceeds of pipe warrants allocated to derivative financial liabilities	kr 2,306,914			kr 2,306,914	kr 2,306,914		132,984			kr 1,432
Transation costs					42,707
Transation costs attribulable to warrant liabilities					36,695
Transation costs attributable to ADS					kr 6,012
Increase the liabilities			kr 85,742
Decrease the liabilities			kr 83,864
Exercise price per warrant | $ / shares		$ 11.50
Description of effect of volatility in SPAC warrants					A significant increase in volatility in isolation would result in a significant change in fair value. As of June 30, 2026, if equity volatility were to increase by 5 percentage points (to 42.0%), the total fair value of SPAC warrants would increase to approximately SEK 241,469 thousand, representing an increase (12.0%) in fair value of approximately SEK 26,159 thousand. If equity volatility were to decrease by 5 percentage points (to 32.0%), the total fair value of warrants would decrease to approximately SEK 189,151 thousand, representing a decrease (12.3%) in fair value of approximately SEK 26,159 thousand.
Exercise price | $ / shares				kr 6.32
Description of effect of volatility in Warrants liability for customers					A significant increase in volatility in isolation would result in a significant change in fair value. As of June 30, 2026, if equity volatility were to increase by 5 percentage points (to 42.0%), the total fair value of customer warrants would increase to approximately SEK 1,318,137 thousand, representing an increase (4.9%) in fair value of approximately SEK 61,397 thousand. If equity volatility were to decrease by 5 percentage points (to 32.0%), the total fair value of warrants would decrease to approximately SEK 1,195,245 thousand, representing a decrease (4.9%) in fair value of approximately SEK 61,494 thousand.
Special purpose acquisition company [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	10,340,313			10,340,313	10,340,313
Fair value					kr 215,310
Increase the liabilities					241,469
Increase in fair value the liabilities					26,159
Special purpose acquisition company warrants [member]
IfrsStatementLineItems [Line Items]
Increase the liabilities					189,151
Increase in fair value the liabilities					26,159
Customer warrants [member]
IfrsStatementLineItems [Line Items]
Increase the liabilities					1,318,137
Increase in fair value the liabilities					61,397
Warrant liability customer [member]
IfrsStatementLineItems [Line Items]
Increase the liabilities					1,195,245
Increase in fair value the liabilities					61,494
Warrant liability PIPE financing [member]
IfrsStatementLineItems [Line Items]
Volatility	37.00%		37.00%
Warrant issuable term			6 months
Exercise price per warrant | $ / shares	kr 10.90	10.90
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Issue of ADS | shares								14,188,891
Exercise price of ADS | $ / shares		$ 10.90
Gross proceeds from warrants			kr 150,294
Private investment in public equity warrants [member]
IfrsStatementLineItems [Line Items]
Issue of ADS | shares								18,353,130
Pipe financing exercise price description			The exercise price is subject to (i) a one-time downward reset to the 20-trading-day VWAP measured on the 21st trading day following the six-month anniversary of effectiveness of the resale registration statement, subject to a floor of USD 5.00, with the number of ADSs issuable adjusted so that aggregate exercise proceeds are unchanged, and (ii) reduction to the price of any subsequent share issuance below the then-current exercise price, subject to exempt-issuance exceptions and a USD 0.5 million cumulative threshold. Exercise is subject to a holder-elected beneficial ownership cap of 4.9%, 9.9% or 19.9% of the outstanding ADSs.
Description of effect of volatility in PIPE Warrants			An increase in expected volatility of 5%, with other inputs unchanged, would increase the liabilities and loss before tax by SEK 85,742 thousand, of which SEK 62,506 thousand relates to the PIPE Warrants, SEK 14,284 thousand to the rights to Additional Warrants and SEK 8,952 thousand to the rights to Reset Warrants. A decrease in expected volatility of 5%, with other inputs unchanged, would decrease the liabilities and loss before tax by SEK 83,864 thousand, of which SEK 60,716 thousand relates to the PIPE Warrants, SEK 14,294 thousand to the rights to Additional Warrants and SEK 8,854 thousand to the rights to Reset Warrants. A decline in the ADS price toward the USD 5.00 floor reduces the value of each PIPE Warrant but increases the expected number of Reset Warrants issuable, partially offsetting within the total.
Increase the liabilities			kr 62,506
Increase in additional warrants			14,284
Increase in warrants reset			8,952
Decrease the liabilities			60,716
Decrease in additional warrants			14,294
Decrease in warrants reset			8,854
PIPE financing [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from warrants			1,067,671
Gross proceeds of pipe warrants allocated to derivative financial liabilities								kr 917,377
Foreign exchange translation adjustment			6,916
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issued capital for converible promissory note					11
Share premium [member]
IfrsStatementLineItems [Line Items]
Issued capital for converible promissory note					kr 240,286	kr 797,832	kr 797,808
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Issue of ADS | shares											2,169,008
Warrants [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from warrants			kr 1,060,755